Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Assets Current [Abstract]
Other Current Assets Disclosure [Text Block]

8.	Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2010
Prepaid expenses	1,105	916
Prepaid expenses and other current assets - related parties	13	39
Insurance claims	49	201
Other	290	673
Total	1,457	1,829